Employee Benefit Plans (Benefit Payments Expected Future Service) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	$ 407
2020	405
2021	426
2022	442
2023	465
2024-2028	2,548
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
2019	37
2020	39
2021	40
2022	42
2023	43
2024-2028	223
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	98
2020	99
2021	99
2022	99
2023	98
2024-2028	461
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
2019	19
2020	19
2021	19
2022	19
2023	19
2024-2028	$ 90